SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
Total authorized shares of the Company were unlimited and have no par value.

	SHARES	USD
Issued and fully paid ordinary shares
As at January 1, 2022	33,806,422	—
Issue of ordinary shares	2,663,919	—
As at December 31, 2022	36,470,341	—

As at January 1, 2021	28,556,422	64
Issue of ordinary shares	5,250,000	—
Transfer to capital reserve upon change of par value	—	(64)
As at December 31, 2021	33,806,422	—

As at January 1, 2020	27,291,543	61
Issue of ordinary shares	1,264,879	3
As at December 31, 2020	28,556,422	64
During the year ended December 31, 2022, the Group issued 720,558 shares as a partial payment of total $7,392 consideration in connection with acquisitions (refer to Note 5).

During the year ended December 31, 2022, the Group issued 1,907,377 shares in exchange for warrants exercised and 3,042 in exchange for options exercised. The warrants and options were net exercised.

During the year ended December 31, 2022, the board of directors approved and the Group issued 32,942 restricted stock awards to non-executive directors (see Note 14). The fair value of the shares as of grant amounted to $227

In July 2021, the Group issued and sold in its initial public offering 5,250,000 ordinary shares in exchange for total gross cash proceeds of $42,000. Costs attributable to the issue of new equity amounted to $6,090 and were netted against proceeds received.

In February 2020, the Group issued and sold 164,269 ordinary shares in exchange for cash proceeds of $500.

In June 2020, 115,000 share warrants were exercised, resulting in an increase to share capital of $124.

In October 2020, the warrants to purchase 985,610 ordinary shares of the Company at an exercise price of $3.04 per share were cancelled and replaced with rights to subscribe to shares on substantially the same terms. Pursuant to these rights, in December 2020, the Company issued and sold an aggregate of 985,610 of its ordinary shares for gross proceeds of $3,000 to the investor, additional parties nominated by the investor including the Company's lender and some officers and directors, and some of the existing shareholders based on their pre-emptive rights.

Share repurchase program

In November 2022, the Company’s board of directors approved a program to repurchase up to $10,000 of the Company’s ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. For the year ended December 31, 2022, 38,708 shares with an average price of $8.98, for a total cost of $0.3 million, have been repurchased since the commencement of this repurchase program.

The timing and actual number of shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular amount of ordinary shares. The Company intends to use current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future use.